Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Common stock, shares, outstanding (in shares)		385,417,665	393,283,720
Accounts receivable, net	[1]	€ 3,023.0	€ 4,477.5
Loans receivable	[2]	266.1	0.0
Loans receivable, noncurrent	[3]	1,653.9	1,456.6
Other assets	[4]	1,432.8	1,940.3
Other non-current assets	[5]	1,057.1	790.8
Accounts payable	[6]	3,521.8	3,500.4
Related party
Accounts receivable, net		1.1	70.8
Loans receivable	[2]	260.2	0.0
Loans receivable, noncurrent		1,647.3	1,440.8
Other assets		323.5	815.8
Other non-current assets		868.4	599.9
Accounts payable		1,085.8	955.8
Accrued and other liabilities		€ 123.0	€ 199.9
Common stock
Ordinary shares, nominal value (in EUR per share)		€ 0.09	€ 0.09
Ordinary Shares, authorized (in shares)		700,000,000	700,000,000
Common stock, shares, outstanding (in shares)		385,417,665	393,283,720
Common stock, shares, issued (in shares)		385,417,665	393,283,720

[1]	Accounts receivable includes amounts with related parties of €1.1 million and €70.8 million at December 31, 2025 and 2024, respectively.
[2]	Loans receivable – current includes amounts with related parties of €260.2 million and €0.0 million at December 31, 2025 and 2024, respectively.
[3]	Loans receivable – non-current includes amounts with related parties of €1,647.3 million and €1,440.8 million at December 31, 2025 and 2024, respectively
[4]	Other assets – current includes amounts with related parties of €323.5 million and €815.8 million at December 31, 2025 and 2024, respectively.
[5]	Other assets – non-current includes amounts with related parties of €868.4 million and €599.9 million at December 31, 2025 and 2024, respectively.
[6]	Accounts payable includes amounts with related parties of €1,085.8 million and €955.8 million at December 31, 2025 and 2024, respectively.